Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     98712   1234365  SH          Sole
American Express     Common    025816109    100598   1954890  SH          Sole
American Int'l Grp   Common    026874107     52270    768793  SH	  Sole
Amgen Inc.           Common    031162100    114790   2020607  SH          Sole
Anheuser-Busch       Common    035229103     99374   1989482  SH          Sole
Bershire Hathaway A  Common    084670108      4765 	  55  SH          Sole
Bershire Hathaway B  Common    084670207     93844     32687  SH          Sole
Coca-Cola CO         Common    191216100    102231   2552592  SH          Sole
Dell Computer Corp.  Common    24702R101     62531   1756489  SH          Sole
Harley-Davidson Inc. Common    412822108    108527   1825837  SH	  Sole
Hershey Foods        Common    427866108    131217   2809194  SH          Sole
Johnson & Johnson    Common    478160104    117062   2078150  SH          Sole
McGraw Hill          Common    580645109    145620   1827343  SH          Sole
Medtronic Inc.       Common    585055106    163450   3149331  SH          Sole
Microsoft Corp.      Common    594918104    137130   4959518  SH          Sole
Pepsico Inc          Common    713448108    122039   2508518  SH          Sole
Pfizer Inc           Common    717081103    108645   3550498  SH          Sole
UPS CL B             Common    911312106     79342   1045078  SH          Sole